UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2006

Date of reporting period:	July 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.
Portfolio of Investments July 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.4%)
	Austria (1.0%)
	Major Telecommunications
261,861	Telekom Austria AG	$5,910,842

	Belgium (1.4%)
	Electronic Equipment/Instruments
125,881	Agfa Gevaert NV	2,916,935

	Other Metals/Minerals
44,681	Umicore	5,647,133

	Total Belgium	8,564,068

	France (17.8%)
	Construction Materials
100,009	Lafarge S.A.	12,084,807

	Electric Utilities
184,910	Electricite de France	9,515,668

	Electrical Products
119,148	Schneider Electric S.A.	12,238,644

	Gas Distributors
183,610	Gaz de France (GDF)	6,524,875

	Integrated Oil
363,668	Total S.A.	24,710,150

	Major Banks
186,771	BNP Paribas S.A.	18,159,968

	Major Telecommunications
559,572	France Telecom S.A.	11,709,827

	Motor Vehicles
56,871	Renault S.A.	6,208,141

	Pharmaceuticals: Major
60,768	Sanofi-Aventis	5,772,851

	Total France	106,924,931

	Germany (13.0%)
	Industrial Conglomerates
126,355	MAN AG	9,123,948
71,653	Siemens AG (Registered Shares)	5,770,099
		14,894,047
	Investment Banks/Brokers
171,861	AWD Holding AG	6,199,459

	Major Banks
253,346	Commerzbank AG	8,870,515

	Major Telecommunications
376,334	Deutsche Telekom AG (Registered Shares)	5,810,446

	Medical/Nursing Services
52,992	Fresenius Medical Care AG & Co. KGaA	6,342,549

	Motor Vehicles
182,706	Bayerische Motoren Werke (BMW) AG	9,420,899

	Multi-Line Insurance
89,258	Allianz AG (Registered Shares)	14,006,587
88,537	Muenchener Rueckver AG (Registered Shares)	12,181,901
		26,188,488

	Total Germany	77,726,403

	Greece (2.7%)
	Major Banks
240,635	National Bank of Greece S.A.	9,340,469

	Regional Banks
250,910	EFG Eurobank Ergasias	7,075,562

	Total Greece	16,416,031

	Italy (4.3%)
	Major Banks
1,057,221	Banca Intesa SpA	6,107,661
1,539,434	Banca Monte dei Paschi di Siena SpA	9,247,026
1,348,640	UniCredito Italiano SpA	10,368,209

	Total Italy	25,722,896

	Netherlands (7.3%)
	Air Freight/Couriers
252,439	TNT NV	9,012,698

	Financial Conglomerates
153,058	ING Groep NV (Share Certificates)	6,206,698

	Food: Major Diversified
266,917	Unilever NV - CVA	6,338,307

	Publishing: Books/Magazines
950,644	Wolters Kluwer NV (Share Certificates)	22,368,121

	Total Netherlands	43,925,824

	Norway (1.1%)
	Pulp & Paper
413,739	Norske Skogindustrier ASA	6,362,374

	Spain (3.0%)
	Major Banks
564,613	Banco Bilbao Vizcaya Argentaria, S.A.	11,988,225

	Major Telecommunications
362,406	Telefonica S.A.	6,122,574

	Total Spain	18,110,799

	Sweden (4.2%)
	Industrial Machinery
224,332	Atlas Copco AB (A Shares)	5,579,161
1,016,441	Sandvik AB	10,562,255
		16,141,416

	Telecommunication Equipment
2,858,741	Telefonaktiebolaget LM Ericsson (B Shares)	8,991,122

	Total Sweden	25,132,538

	Switzerland (14.8%)
	Chemicals: Specialty
108,706	Ciba Specialty Chemicals AG (Registered Shares)	6,013,711

	Food: Major Diversified
38,484	Nestle S.A. (Registered Shares)	12,606,558

	Major Banks
109,351	Credit Suisse Group (Registered Shares)	6,124,900

	Medical Specialties
25,352	Nobel Biocare Holding AG Bearer	6,003,337

	Other Consumer Specialties
268,544	Compagnie Financiere Richemont AG (Series A) (Units) +	12,107,386

	Pharmaceuticals: Major
345,057	Novartis AG (Registered Shares)	19,593,407
88,690	Roche Holding AG	15,778,318
		35,371,725
	Property - Casualty Insurers
145,161	Swiss Re (Registered Shares)	10,436,026

	Total Switzerland	88,663,643

	United Kingdom (27.8%)
	Aerospace & Defense
795,258	Rolls-Royce Group PLC*	6,547,176

	Containers/Packaging
637,765	Rexam PLC	6,015,970

	Financial Conglomerates
2,494,328	Old Mutual PLC	7,547,832

	Food Retail
2,460,987	Morrison (W.M.) Supermarkets PLC	9,400,615
1,423,459	Tesco PLC	9,558,670
		18,959,285
	Food: Specialty/Candy
615,441	Cadbury Schweppes PLC	6,018,063

	Household/Personal Care
237,186	Reckitt Benckiser PLC	9,516,493

	Integrated Oil
859,642	Royal Dutch Shell PLC (A Shares)	30,332,151

	Investment Managers
64,845	Man Group PLC	2,972,382

	Major Banks
1,351,030	HSBC Holdings PLC	24,504,049

	Multi-Line Insurance
449,565	Aviva PLC	6,029,351

	Other Metals/Minerals
291,061	Anglo American PLC	12,151,088

	Pharmaceuticals: Major
100,142	AstraZeneca PLC	6,114,836
213,846	GlaxoSmithKline PLC	5,915,750
		12,030,586
	Publishing: Books/Magazines
614,278	Reed Elsevier PLC	6,127,169

	Tobacco
233,496	British American Tobacco PLC	6,293,604
190,881	Imperial Tobacco Group PLC	6,239,566
		12,533,170
	Wireless Telecommunications
2,417,009	Vodafone Group PLC	5,248,375

	Total United Kingdom	166,533,140

	TOTAL COMMON STOCKS (Cost $483,277,033)	589,993,489

	CONVERTIBLE PREFERRED STOCK (0.1%)
	United Kingdom
	Wireless Telecommunications
2,762,296	Vodafone Group (B Shares) (Cost $772,338)	773,954

PRINCIPAL
AMOUNT IN
THOUSANDS
	SHORT-TERM INVESTMENT (1.5%)
	REPURCHASE AGREEMENT
$8,954	Joint repurchase agreement account 5.27% due 08/01/06 (dated 7/31/06; proceeds $8,955,310) (a) (Cost $8,954,000)		8,954,000

	TOTAL INVESTMENTS (Cost $493,003,371) (b)	100.0%	599,721,443
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	165,299
	NET ASSETS	100.0%	$599,886,742

*	Non-income producing security.
+	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $110,620,694 and the aggregate gross unrealized depreciation is $3,902,622, resulting in net unrealized appreciation of $106,718,072.

Morgan Stanley European Equity Fund Inc. IR

Summary of Investments July 31, 2006 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Major Banks	$104,711,022	17.4%
Integrated Oil	55,042,301	9.2
Pharmaceuticals: Major	53,175,162	8.9
Multi-Line Insurance	32,217,839	5.4
Major Telecommunications	29,553,689	4.9
Publishing: Books/Magazines	28,495,290	4.7
Food Retail	18,959,285	3.2
Food: Major Diversified	18,944,865	3.2
Other Metals/Minerals	17,798,221	3.0
Industrial Machinery	16,141,416	2.7
Motor Vehicles	15,629,040	2.6
Industrial Conglomerates	14,894,047	2.5
Financial Conglomerates	13,754,530	2.3
Tobacco	12,533,170	2.1
Electrical Products	12,238,644	2.0
Other Consumer Specialties	12,107,386	2.0
Construction Materials	12,084,807	2.0
Property - Casualty Insurers	10,436,026	1.7
Household/Personal Care	9,516,493	1.6
Electric Utilities	9,515,668	1.6
Air Freight/Couriers	9,012,698	1.5
Telecommunication Equipment	8,991,122	1.5
Repurchase Agreement	8,954,000	1.5
Regional Banks	7,075,562	1.2
Aerospace & Defense	6,547,176	1.1
Gas Distributors	6,524,875	1.1
Pulp & Paper	6,362,374	1.1
Medical/Nursing Services	6,342,549	1.0
Investment Banks/Brokers	6,199,459	1.0
Wireless Telecommunications	6,022,329	1.0
Food: Specialty/Candy	6,018,063	1.0
Containers/Packaging	6,015,970	1.0
Chemicals: Specialty	6,013,711	1.0
Medical Specialties	6,003,337	1.0
Investment Managers	2,972,382	0.5
Electronic Equipment/Instruments	2,916,935	0.5

	$599,721,443	100.0%

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006